Income Taxes Activity Related To Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Reconciliation of Unrecognized Tax Benefits
Balance at beginning of period	$ 4.5	$ 4.8	$ 9.0
Increases related to current year tax positions	0.4	0.2	0.3
Prior year tax positions, Increases	0.2
Prior year tax positions, Decreases			(1.4)
Cash settlements	(0.5)		(2.6)
Lapse of statute of limitations		(0.5)	(0.5)
Balance at end of period	$ 4.6	$ 4.5	$ 4.8